Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment

(In $ million)	Land	Buildings and improvements	Plant and equipment	Capital work in progress	Finance leased assets	Total
As of December 31, 2017
Cost	170	903	4,931	300	28	6,332
Accumulated depreciation	—	(431)	(2,916)	—	(12)	(3,359)
Accumulated impairment losses	—	—	(50)	—	—	(50)
Carrying amount as of December 31, 2017	170	472	1,965	300	16	2,923
As of December 31, 2016
Cost	168	888	4,862	226	28	6,172
Accumulated depreciation	—	(390)	(2,712)	—	(10)	(3,112)
Accumulated impairment losses	—	—	(50)	—	—	(50)
Carrying amount as of December 31, 2016	168	498	2,100	226	18	3,010
Carrying amount as of January 1, 2017	168	498	2,100	226	18	3,010
Additions	—	2	—	390	—	392
Capitalization of borrowing costs	—	—	—	3	—	3
Disposals	—	—	(10)	—	—	(10)
Depreciation for the year	—	(50)	(367)	—	(2)	(419)
Impairment losses, net of reversals	—	—	(9)	(1)	—	(10)
Other transfers	(1)	18	235	(320)	—	(68)
Effect of movements in exchange rates	3	4	16	2	—	25
Carrying amount as of December 31, 2017	170	472	1,965	300	16	2,923
Carrying amount as of January 1, 2016	171	538	2,269	186	20	3,184
Additions	—	—	—	340	—	340
Capitalization of borrowing costs	—	—	—	3	—	3
Disposals	—	(3)	(3)	—	—	(6)
Depreciation for the year	—	(51)	(392)	—	(2)	(445)
Impairment losses, net of reversals	—	(5)	(38)	(1)	—	(44)
Other transfers	(1)	24	273	(300)	—	(4)
Effect of movements in exchange rates	(2)	(5)	(9)	(2)	—	(18)
Carrying amount as of December 31, 2016	168	498	2,100	226	18	3,010

Disclosure of detailed information about depreciation expense
Depreciation expense related to property, plant and equipment is recognized in the following components in the statements of comprehensive income:

	For the year ended December 31,
(In $ million)	2017	2016	2015
Cost of sales	411	436	452
General and administration expenses	8	9	11
Total depreciation expense	419	445	463